Intangible Assets - Estimated Future Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
2020	$ 30,358
2021	22,152
2022	18,008
2023	17,706
2024	17,384
Thereafter	61,674
Net book value	$ 167,282	$ 26,072